Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (In Millions) ($)(5)	Adjusted Operating Income (In Millions) ($)(6)
	Dillon ($)	Johnson ($)	Dillon ($)	Johnson ($)			Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	12,501,074	—	3,120,315	—	2,905,926	1,318,173	60.87	246.06	12	197
2023	14,692,625	—	(1,789,634)	—	1,950,150	344,969	89.59	228.62	(330)	198
2022	9,276,605	13,007,421	11,584,032	13,265,906	3,983,840	2,552,512	127.70	206.92	342	692
2021	—	14,458,325	—	20,132,914	2,804,318	2,591,300	122.45	211.51	893	1,049
2020	—	11,941,320	—	19,680,849	2,607,957	3,162,703	118.39	243.54	323	428

(1)
Our PEOs are the following individuals: for 2024 and 2023, Ms. Dillon, who currently serves as our CEO; for 2022, Ms. Dillon and Richard A. Johnson, who served as CEO until September 2022; and for 2021 and 2020, Mr. Johnson. Our non-PEO NEOs are the following individuals: for 2024, Mr. Baughn, Mr. Bracken, Mr. Rodgers, and Ms. Carlisle; for 2023, Mr. Baughn, Mr. Bracken, Mr. Rodgers, Ms. Reeves, Mr. Page, and Mr. Higginbotham; for 2022, Mr. Page, Mr. Bracken, Elizabeth S. Norberg, Susan J. Kuhn, Samantha Lomow, and Andrew I. Gray; for 2021, Mr. Page, Mr. Bracken, W. Scott Martin, Mr. Gray, Lauren B. Peters, and Vijay Talwar; and for 2020, Ms. Peters, Mr. Talwar, Mr. Martin, Mr. Gray, and Stephen D. Jacobs. Amounts shown are as calculated in the Summary Compensation Table for each of the years shown.

(2)
The dollar amounts shown in these columns reflect CAP to Ms. Dillon, Mr. Johnson, and our non-PEO NEOs, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to any individual during the applicable years. The adjustments made to each officer’s total compensation for 2024 to determine CAP are shown in the tables below.

Reconciliation of Summary Compensation Table Total to CAP Total(a)
		Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(b)		Fair Value of Equity Calculated Using SEC Methodology ($)(c)		Total Present Value of Pension Benefits from Summary Compensation Table ($)	CAP Total ($)
Dillon	2024	12,501,074	—	11,000,047	+	1,619,288	−	—	3,120,315
Average non-PEO NEOs	2024	2,905,926	—	2,042,019	+	454,475	−	209	1,318,173

(a)
As shown in these tables, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year. We note SEC rules also require CAP to include any actuarially-determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year.

(b)
Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year.

(c)
The fair value of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

i.
for awards granted during the applicable year (and which are still outstanding), the year-end value; plus

ii
for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus

iii.
for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus

iv.
for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus

v.
for any awards that vested during the applicable year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date; minus

vi.
for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

The specific calculations for each of Ms. Dillon and our Average Non-PEO NEOs for 2024 are shown in the table below.
CAP Fair Value of Equity Calculation
		YE Value of Current Year Awards Outstanding As of YE ($)		Change in Value As of YE for Prior Year Awards Outstanding As of YE ($)		Change in Value As of Vesting Date for Awards that Vested During the Year ($)		Value As of Prior YE for Prior Year Awards Forfeited During the Year ($)	Value of Equity for CAP Purposes ($)
Dillon	2024	3,920,905	+	(2,250,808)	+	(50,809)	−	—	1,619,288
Average non-PEO NEOs	2024	867,573	+	(334,957)	+	(78,141)	−	—	454,475

(3)
Reflects the average total compensation of our non-PEO NEOs, as calculated in the Summary Compensation Table for each of the years shown.

(4)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on February 1, 2020. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 600 Specialty Retail Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the HCC Committee for purposes of determining compensation paid to our executive officers is described beginning on page 64.

(5)
Reflects after-tax net income attributable to shareholders prepared in accordance with GAAP for each of the years shown.

(6)
As required by Item 402(v) of Regulation S-K, the Company has determined that Adjusted Operating Income is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to the NEOs to company performance for the most recently completed fiscal year. We place significant emphasis on Adjusted Operating Income because it reflects strong operating dynamics in the underlying business, which is imperative for sustained long-term growth. Adjusted Operating Income is defined on page 52 and is a non-GAAP financial measure.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1)
Our PEOs are the following individuals: for 2024 and 2023, Ms. Dillon, who currently serves as our CEO; for 2022, Ms. Dillon and Richard A. Johnson, who served as CEO until September 2022; and for 2021 and 2020, Mr. Johnson. Our non-PEO NEOs are the following individuals: for 2024, Mr. Baughn, Mr. Bracken, Mr. Rodgers, and Ms. Carlisle; for 2023, Mr. Baughn, Mr. Bracken, Mr. Rodgers, Ms. Reeves, Mr. Page, and Mr. Higginbotham; for 2022, Mr. Page, Mr. Bracken, Elizabeth S. Norberg, Susan J. Kuhn, Samantha Lomow, and Andrew I. Gray; for 2021, Mr. Page, Mr. Bracken, W. Scott Martin, Mr. Gray, Lauren B. Peters, and Vijay Talwar; and for 2020, Ms. Peters, Mr. Talwar, Mr. Martin, Mr. Gray, and Stephen D. Jacobs. Amounts shown are as calculated in the Summary Compensation Table for each of the years shown.

Peer Group Issuers, Footnote
(4)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on February 1, 2020. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 600 Specialty Retail Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the HCC Committee for purposes of determining compensation paid to our executive officers is described beginning on page 64.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts shown in these columns reflect CAP to Ms. Dillon, Mr. Johnson, and our non-PEO NEOs, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to any individual during the applicable years. The adjustments made to each officer’s total compensation for 2024 to determine CAP are shown in the tables below.

Reconciliation of Summary Compensation Table Total to CAP Total(a)
		Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(b)		Fair Value of Equity Calculated Using SEC Methodology ($)(c)		Total Present Value of Pension Benefits from Summary Compensation Table ($)	CAP Total ($)
Dillon	2024	12,501,074	—	11,000,047	+	1,619,288	−	—	3,120,315
Average non-PEO NEOs	2024	2,905,926	—	2,042,019	+	454,475	−	209	1,318,173

(a)
As shown in these tables, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year. We note SEC rules also require CAP to include any actuarially-determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year.

(b)
Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year.

(c)
The fair value of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

i.
for awards granted during the applicable year (and which are still outstanding), the year-end value; plus

ii
for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus

iii.
for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus

iv.
for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus

v.
for any awards that vested during the applicable year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date; minus

vi.
for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

The specific calculations for each of Ms. Dillon and our Average Non-PEO NEOs for 2024 are shown in the table below.
CAP Fair Value of Equity Calculation
		YE Value of Current Year Awards Outstanding As of YE ($)		Change in Value As of YE for Prior Year Awards Outstanding As of YE ($)		Change in Value As of Vesting Date for Awards that Vested During the Year ($)		Value As of Prior YE for Prior Year Awards Forfeited During the Year ($)	Value of Equity for CAP Purposes ($)
Dillon	2024	3,920,905	+	(2,250,808)	+	(50,809)	−	—	1,619,288
Average non-PEO NEOs	2024	867,573	+	(334,957)	+	(78,141)	−	—	454,475

Non-PEO NEO Average Total Compensation Amount	$ 2,905,926	$ 1,950,150	$ 3,983,840	$ 2,804,318	$ 2,607,957
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,318,173	344,969	2,552,512	2,591,300	3,162,703
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts shown in these columns reflect CAP to Ms. Dillon, Mr. Johnson, and our non-PEO NEOs, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to any individual during the applicable years. The adjustments made to each officer’s total compensation for 2024 to determine CAP are shown in the tables below.

Reconciliation of Summary Compensation Table Total to CAP Total(a)
		Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(b)		Fair Value of Equity Calculated Using SEC Methodology ($)(c)		Total Present Value of Pension Benefits from Summary Compensation Table ($)	CAP Total ($)
Dillon	2024	12,501,074	—	11,000,047	+	1,619,288	−	—	3,120,315
Average non-PEO NEOs	2024	2,905,926	—	2,042,019	+	454,475	−	209	1,318,173

(a)
As shown in these tables, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year. We note SEC rules also require CAP to include any actuarially-determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year.

(b)
Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year.

(c)
The fair value of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

i.
for awards granted during the applicable year (and which are still outstanding), the year-end value; plus

ii
for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus

iii.
for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus

iv.
for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus

v.
for any awards that vested during the applicable year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date; minus

vi.
for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

The specific calculations for each of Ms. Dillon and our Average Non-PEO NEOs for 2024 are shown in the table below.
CAP Fair Value of Equity Calculation
		YE Value of Current Year Awards Outstanding As of YE ($)		Change in Value As of YE for Prior Year Awards Outstanding As of YE ($)		Change in Value As of Vesting Date for Awards that Vested During the Year ($)		Value As of Prior YE for Prior Year Awards Forfeited During the Year ($)	Value of Equity for CAP Purposes ($)
Dillon	2024	3,920,905	+	(2,250,808)	+	(50,809)	−	—	1,619,288
Average non-PEO NEOs	2024	867,573	+	(334,957)	+	(78,141)	−	—	454,475

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and Company/Peer Group TSR
Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Adjusted Operating Income
Total Shareholder Return Vs Peer Group	Relationship between CAP and Company/Peer Group TSR
Tabular List, Table
REQUIRED TABULAR DISCLOSURE OF MOST IMPORTANT MEASURES LINKING CAP DURING Fiscal 2024 TO COMPANY PERFORMANCE
The following table discloses information on CAP to our PEOs and (on average) to our non-PEO NEOs. As required, we disclose below the most important measures used by the Company to link CAP to our NEOs for Fiscal 2024 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, see CD&A beginning on page 44.
Fiscal 2024 Most Important Measures (unranked)
Adjusted Operating Income
Two-Year Average After-Tax Income
Two-Year Average ROIC

Total Shareholder Return Amount	$ 60.87	89.59	127.7	122.45	118.39
Peer Group Total Shareholder Return Amount	246.06	228.62	206.92	211.51	243.54
Net Income (Loss)	$ 12,000,000	$ (330,000,000)	$ 342,000,000	$ 893,000,000	$ 323,000,000
Company Selected Measure Amount	197,000,000	198,000,000	692,000,000	1,049,000,000	428,000,000
PEO Name	Ms. Dillon
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description
(6)
As required by Item 402(v) of Regulation S-K, the Company has determined that Adjusted Operating Income is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to the NEOs to company performance for the most recently completed fiscal year. We place significant emphasis on Adjusted Operating Income because it reflects strong operating dynamics in the underlying business, which is imperative for sustained long-term growth. Adjusted Operating Income is defined on page 52 and is a non-GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Two-Year Average After-Tax Income
Measure:: 3
Pay vs Performance Disclosure
Name	Two-Year Average ROIC
Ms. Dillon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,501,074	$ 14,692,625	$ 9,276,605
PEO Actually Paid Compensation Amount	3,120,315	(1,789,634)	11,584,032
Richard A. Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			13,007,421	14,458,325	11,941,320
PEO Actually Paid Compensation Amount			$ 13,265,906	$ 20,132,914	$ 19,680,849
PEO | Ms. Dillon [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Dillon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,000,047)
PEO | Ms. Dillon [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,619,288
PEO | Ms. Dillon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,920,905
PEO | Ms. Dillon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,250,808)
PEO | Ms. Dillon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,809)
PEO | Ms. Dillon [Member] | Value As Of Prior Year Of Prior Year Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(209)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,042,019)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	454,475
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	867,573
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(334,957)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,141)
Non-PEO NEO | Value As Of Prior Year Of Prior Year Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount